Organization and Description of Business - Schedule of Consolidated Financial Statement of the Company (Details)	12 Months Ended
Dec. 31, 2025
Baiya [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	Cayman Island/ October 18, 2021
Principal activities	Investment holding
Ruifeng BVI [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	BVI/October 25, 2021
% of ownership	100.00%
Principal activities	Investment holding
Juxing HK [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Hong Kong/ November 3, 2021
% of ownership	100.00%
Principal activities	Investment holding
Pengze WFOE [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/December 9, 2021
% of ownership	100.00%
Principal activities	Consultancy and management support
Baiya US [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	USA/ March 25, 2025
% of ownership	100.00%
Principal activities	Investment holding
Baiya HK [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Hong Kong/ May 20, 2025
% of ownership	100.00%
Principal activities	Investment holding
Baiya Chengdu [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/ May 20, 2025
% of ownership	100.00%
Principal activities	Consultancy and management support
BIYA Singapore [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	Singapore/ June 3, 2025
% of ownership	100.00%
Principal activities	Investment holding
BIYA Media [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	USA/ July 15, 2025
% of ownership	100.00%
Principal activities	Investment holding
Chuzhou Baiwo [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/ December 23, 2025
% of ownership	51.00%
Principal activities	Technical Development, Consulting, and other related services
Shenzhen Gongwuyuan Network Technology Co., Ltd. (“Gongwuyuan”) [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/October 23, 2017
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service, research, and development of Apps
Dongguan Zhenggongfu Human Resources Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/March 28, 2018
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/December 27, 2018
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. — Shipai Branch [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/April 9, 2020
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. — Yingtan Branch [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/January 20, 2021
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Ji’an Gongwuyuan Human Resource Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/September 16, 2020	[1]
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service	[1]
Dongguan Gongwuyuan Business Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/March 26, 2019
% of ownership	100.00%
Principal activities	Marketing
Hunan Gongwuyuan Youchuang Human Resource Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/June 3, 2019
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Nanchang Gongwuyuan Business Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/December 26, 2019
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Nanchang Gongwuyuan Business Service Co., Ltd.- Nanchang High-tech Zone Branch [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/August 5, 2020
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Jiangxi Huizhong Human Resources Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/May 21, 2020
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Guangdong Mili Education Consulting Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/October 30, 2019
% of ownership	100.00%
Principal activities	Education consulting and marketing
Jiangxi Gongwuyuan Supply Chain Management Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/September 14, 2020
% of ownership	100.00%
Principal activities	Logistic and shipping
Jiangxi Gongwuyuan Talent Service Co., Ltd.[Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/October 16, 2020
% of ownership	100.00%
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Zhongshan Jushangyue Freight Forwarding Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/July 22, 2020
% of ownership	100.00%
Principal activities	Logistic and storage service
Jiujiang Gongwuyuan Yifang Education Consulting Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/April 14, 2021	[1]
% of ownership	100.00%
Principal activities	Education consulting and human resource management service	[1]
Dongguan Fusheng Supply Chain Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/June 1, 2021	[1]
% of ownership	100.00%
Principal activities	Logistic and shipping	[1]
Dongguan Chenwang Supply Chain Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/May 31, 2021	[1]
% of ownership	100.00%
Principal activities	Logistic and shipping	[1]
Dongguan Jida Supply Chain Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/June 1, 2021	[1]
% of ownership	100.00%
Principal activities	Logistic and shipping	[1]
Shenzhen Aliyuncang Logistics Warehousing Co., Ltd. [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/April 11, 2017
% of ownership	100.00%
Principal activities	Internet information technology development and supply chain management

[1]	Company had no operations or very minimal operations with no revenues as of December 31, 2025.